Related party balances and transactions - Short-term promissory note (Details) $ in Thousands, $ in Thousands			3 Months Ended	12 Months Ended
	Dec. 14, 2020 MXN ($)	Jun. 14, 2015	Mar. 31, 2023	Dec. 31, 2022 MXN ($) item	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 MXN ($)
Disclosure of transactions between related parties [line items]
Short-term employee benefits				$ 149,585		$ 78,048		$ 73,711
Key Management personnel compensation				$ 15,738		$ 18,084		$ 12,453
Number of members | item				3	3
Servicios de Tecnologia Aeroportuaria, S.A. de C.V. "SETA"
Disclosure of transactions between related parties [line items]
Technical assistance annual consideration	$ 3,766,000
Percentage of ebitda before payment of technical assistance fee for next two years	3.00%
Increase in variable consideration than fixed technical assistance fee					$ 3,766		$ 3,766
Threshold percentage of shares held by related party to trigger conversion of shares		7.65%
Minimum percentage of shares held by related party to not trigger conversion of shares		7.65%
CONOISA
Disclosure of transactions between related parties [line items]
Ownership interest indirectly held			1.90%	1.90%	1.90%
Empresas ICA | Servicios de Tecnologia Aeroportuaria, S.A. de C.V. "SETA"
Disclosure of transactions between related parties [line items]
Partner ownership interest			12.90%	12.90%	12.90%